TANGIBLE FIXED ASSETS - Right of Use Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Right of Use Assets
At end of period	$ 1,894
Cost
Right of Use Assets
Additions	1,910
At end of period	1,910
Depreciation and impairment
Right of Use Assets
Depreciation charged	(16)
At end of period	(16)
Leasehold property
Right of Use Assets
At end of period	1,894
Leasehold property | Cost
Right of Use Assets
Additions	1,910
At end of period	1,910
Leasehold property | Depreciation and impairment
Right of Use Assets
Depreciation charged	(16)
At end of period	$ (16)